Sep. 28, 2026
SIIT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND
Investment Goal
Long-term total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees (of the Fund and Subsidiary)
Management Fees of the Fund	0.60%
Management Fees of the Subsidiary	None
Total Management Fees		0.60%
Distribution (12b‑1) Fees		None
Other Expenses (of the Fund and Subsidiary)
Other Expenses of the Fund	0.07%
Other Expenses of the Subsidiary	None
Total Annual Fund Operating Expenses		0.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year		3 Years	5 Years	10 Years
Dynamic Asset Allocation Fund — Class A Shares	$68	$214	$373	$835

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a dynamic investment strategy seeking to achieve, over time, a total return in excess of the broad U.S. equity market by selecting investments from among a broad range of asset classes or market exposures based upon SEI Investments Management Corporation’s (SIMC or the Adviser) expectations of risk and return. Asset classes or market exposures in which the Fund may invest include U.S. and foreign equities and bonds, currencies, and investment exposures to various market characteristics such as interest rates or volatility. Assets of the Fund not allocated to a Sub-Adviser, as discussed below, are managed directly by SIMC.

The asset classes and market exposures used and the Fund’s allocations among them are determined based on SIMC’s views of fundamental, technical or valuation measures and may be dynamically adjusted (i.e. actively adjusted over long or short periods of time). The Fund may at any particular point in time be diversified across many exposures or concentrated in a limited number of exposures, including, possibly, a single asset class or market exposure.

Although the Fund will seek to achieve excess total return through its dynamic investment selection, it will also normally maintain, as a primary component of its strategy, passive exposure to the large capitalization U.S. equity market. To the extent that the Fund is not dynamically invested in other asset classes or market exposures, the Fund’s assets will generally be passively invested in a portfolio of securities designed to track, before fees and expenses, the performance of the large capitalization U.S. equity market. This passive exposure to the large capitalization U.S. equity market is implemented by the Fund’s sub-adviser (the Sub‑Adviser).

The Fund may obtain asset class or market exposures by investing directly (e.g., in equity and fixed income securities and other instruments) or indirectly (e.g., through the use of other pooled investment vehicles (including a wholly-owned subsidiary) and/or derivative instruments, principally futures contracts, forward contracts, options and swaps). The particular types of securities and other instruments in which the Fund may invest are further described below. The Fund may invest in particular securities or instruments that are not specifically listed below, but which have similar characteristics or represent similar exposures as those described below.

Equity Securities. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants (including equity-linked warrants) and depositary receipts of U.S. and non‑U.S. issuers (including emerging markets) of various market capitalizations and industries.

Fixed Income Securities. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as “junk bonds”), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund’s fixed income investments may include asset-backed securities, mortgage-backed securities, collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs), corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, structured notes, construction loans, obligations of foreign governments, and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers.

The Fund’s fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S.

Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund’s portfolio and the Fund’s investments in particular fixed income securities are not subject to any maturity or duration restrictions.

Other Instruments. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies.

Pooled Investment Vehicles. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs), to obtain the Fund’s desired exposure to a particular asset class.

Derivative and Commodity Instruments. The Fund may also purchase or sell futures contracts, forward contracts and swaps (including total return swaps, swaptions, caps, floors or collars) for return enhancement or hedging purposes or to obtain the Fund’s desired exposure to a particular asset class or market exposure. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s exposure to the risk of particular types of securities or market segments. The Fund may purchase or sell futures contracts (and options on futures contracts) on U.S. Government securities for return enhancement and hedging purposes. The Fund may purchase and sell forward contracts on currencies or securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity.

Swaps may be used for return enhancement or hedging purposes. Securities index and single-security swaps may be used to manage the inflation-adjusted return of the Fund or to more efficiently gain exposure to a particular security or basket of securities. Total return swaps are used to seek to enhance the Fund’s investment return. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may also, to a lesser extent, purchase or sell put or call options on securities, indexes or currencies for return enhancement or hedging purposes or to obtain the Fund’s desired exposure to a particular asset class or market exposure.

A portion of the Fund’s assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodity-linked securities include marketable securities issued by companies that own or invest in commodities or commodities contracts, equity and debt securities of issuers in commodity-related industries, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index, or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indexes.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The

Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

Currency Exposure. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Fund may also seek to enhance its return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Fund may buy and sell currencies (i.e., take long or short positions) using futures, options and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing its currency exposure from foreign securities, the Fund may buy and sell currencies for hedging or for speculative purposes.

Short Sales. The Fund may engage in short sales in an attempt to capitalize on equity securities that are expected to underperform the market or their peers. When the Fund sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

The goal of the Fund is to serve as a dynamic overlay to broader strategic allocations. This Fund is intended to be used by shareholders seeking to add a dynamic component to their broader overall investment strategy. An investment in the Fund should not constitute a shareholder’s complete investment program. This Fund will represent the active investment views of SIMC.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years, and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1‑800-DIAL-SEI.

Best Quarter: 21.14% (6/30/20) Worst Quarter: ‑19.08% (3/31/20) The Fund’s total return from January 1, 2026 to June 30, 2026 was 8.68%.

Best Quarter: 21.14% (6/30/20) Worst Quarter: -19.08% (3/31/20) The Fund's total return from January 1, 2026 to June 30, 2026 was 8.68%.

Average Annual Total Returns (for the periods ended December 31, 2025)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Dynamic Asset Allocation Fund	1 Year	5 Years	10 Years	Since Inception (7/30/2010)
Return Before Taxes	20.26%	15.22%	14.53%	14.31%
Return After Taxes on Distributions	16.26%	10.40%	11.24%	11.58%
Return After Taxes on Distributions and Sale of Fund Shares	14.01%	10.84%	11.08%	11.28%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.69%